Income Tax - Summary of Analysis of Deferred Income Tax and Liabilities (Detail) - TWD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred Income Tax Assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Asset and Liabilty	$ 49,153.9	$ 25,958.2	$ 17,928.4	$ 16,806.4
Deferred Income Tax Liabilities [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Asset and Liabilty	(1,873.9)	(1,729.9)	(344.4)	(233.3)
Depreciation [Member] | Deferred Income Tax Assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Asset and Liabilty	34,720.7	19,354.4	13,547.2	11,839.2
Refund Liability [Member] | Deferred Income Tax Assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Asset and Liabilty	5,986.2	3,755.1	2,150.4	2,594.0
Investment Tax Credits [Member] | Deferred Income Tax Assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Asset and Liabilty	5,621.7
Net Defined Benefit Liability [Member] | Deferred Income Tax Assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Asset and Liabilty	1,237.1	1,342.1	1,016.3	1,084.9
Unrealized Loss On Inventories [Member] | Deferred Income Tax Assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Asset and Liabilty	899.0	858.5	469.4	751.0
Deferred Compensation Cost [Member] | Deferred Income Tax Assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Asset and Liabilty	374.0	330.3	323.1	271.7
Investments In Equity Instruments At FVTOCI [Member] | Deferred Income Tax Assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Asset and Liabilty	10.1	66.3	65.7	56.2
Others [member] | Deferred Income Tax Assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Asset and Liabilty	305.1	251.5	356.3	209.4
Others [member] | Deferred Income Tax Liabilities [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Asset and Liabilty	(1,167.6)	(863.4)	(10.8)	(171.6)
Unrealized Exchange Gains [Member] | Deferred Income Tax Liabilities [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Asset and Liabilty	$ (706.3)	$ (866.5)	$ (333.6)	$ (61.7)